Definition of Terms in Portfolio Name	Oct. 05, 2026
Fund Name Disclosure [Line Items]
Definition of Rule 35d-1 Term in Fund Name [Text Block]	Under normal circumstances, the trust will invest at least 80% of the value of its assets in common shares of closed-end investment companies (“Closed-End Funds”) that invest substantially all of their assets in convertible securities and/or income-producing securities and shares of exchange-traded funds (“ETFs”) that invest substantially all of their assets in convertible securities.